PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired		¥ 100,300
Proceeds from sale of buildings		100,300
Depreciation expenses	¥ 1,002	20,039	¥ 187,092
Property and equipment, loss	0	199,575	313,354
Gain (loss) on disposition of Propert and equipment	0	(19,448)	¥ (454,224)
Property and equipment	500	38,940		$ 70
Other Current Assets [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of buildings	¥ 0	100,300
Buildings Under Construction
Property, Plant and Equipment [Line Items]
Property and equipment costs		¥ 81,431